Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax Legislation expense (benefit)	$ 29,000,000	$ 509,000,000
Effective income tax rate (as a percent)	17.80%	21.90%	31.80%
Tax Legislation benefit	1.10%	11.20%	(0.00%)
Income tax penalties and interest expense		$ 0	$ 0
Interest on income taxes accrued		0
Income tax paid	$ 731,000,000	968,000,000	$ 359,000,000
Current income tax payable	124,000,000	44,000,000
Unrecognized tax benefits, income tax penalties accrued		$ 0
Operating Loss Carryforwards [Line Items]
Decrease in unrecognized tax benefits is reasonably possible	58,000,000
Components of the net operating loss carryforwards as of December 31, 2018	239,000,000
US Federal
Operating Loss Carryforwards [Line Items]
Components of the net operating loss carryforwards as of December 31, 2018	209,000,000
Foreign
Operating Loss Carryforwards [Line Items]
Components of the net operating loss carryforwards as of December 31, 2018	$ 30,000,000